UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: 0001026214

Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): ___________

Adama Kah (703) 903-2000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1A hereto is a Third Party Due Diligence Report, dated April 18, 2018 (part A).

Attached as Exhibit 99.1B hereto is a Third Party Due Diligence Report, dated April 18, 2018 (part B).

Attached as Exhibit 99.1C hereto is a Third Party Due Diligence Report, dated April 18, 2018 (part C).

Attached as Exhibit 99.1D hereto is a Third Party Due Diligence Report, dated April 18, 2018 (part D).

Attached as Exhibit 99.1E hereto is a Third Party Due Diligence Report, dated April 18, 2018 (part E).

Attached as Exhibit 99.1F hereto is a Third Party Due Diligence Report, dated April 18, 2018 (part F).

Attached as Exhibit 99.1G hereto is a Third Party Due Diligence Report, dated April 18, 2018 (part G).

Attached as Exhibit 99.1H hereto is a Third Party Due Diligence Report, dated April 18, 2018 (part H).

Attached as Exhibit 99.1I hereto is a Third Party Due Diligence Report, dated April 18, 2018 (part I).

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Federal Home Loan Mortgage Corporation (Depositor)

By:	/s/ Adama Kah
Adama Kah
Vice President, Loan Portfolio Management & Structuring

Date: May 23, 2018

EXHIBIT INDEX

Exhibit Number	Description of Exhibit
99.1A	Third Party Due Diligence Report, dated April 18, 2018 (part A)
99.1B	Third Party Due Diligence Report, dated April 18, 2018 (part B)
99.1C	Third Party Due Diligence Report, dated April 18, 2018 (part C)
99.1D	Third Party Due Diligence Report, dated April 18, 2018 (part D)
99.1E	Third Party Due Diligence Report, dated April 18, 2018 (part E)
99.1F	Third Party Due Diligence Report, dated April 18, 2018 (part F)
99.1G	Third Party Due Diligence Report, dated April 18, 2018 (part G)
99.1H	Third Party Due Diligence Report, dated April 18, 2018 (part H)
99.1I	Third Party Due Diligence Report, dated April 18, 2018 (part I)